Cover	Jul. 01, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2021
Entity File Number	001-38306
Entity Registrant Name	Ensysce Biosciences, Inc.
Entity Central Index Key	0001716947
Entity Tax Identification Number	82-2757287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7946 Ivanhoe Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	263-4196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ENSC
Security Exchange Name	NASDAQ
Warrants to purchase one share of Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	ENSCW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Leisure Acquisition Corp.
Entity Address, Address Line Two	250 West 57th Street
Entity Address, Address Line Three	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107